CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net (loss) income	$ (15,152,338)	$ (11,967,505)	$ 2,496,554
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Allowance for expected credit losses	1,256,873	0	0
Written off deferred offering cost	381,774	0	0
Depreciation and amortization expenses	153,128	102,665	67,070
Amortization of operating right-of-use assets	532,214	553,842	369,457
Share-based compensation	7,060,640	8,788,109	0
Disposal loss from investment in equity securities, at NAV	929,344	0	0
Equity in losses of equity method investment	31,603	578,256	0
Impairment loss on investment, cost	126,637	618,630	0
Deferred income taxes	0	153,428	439,934
Gain from investment securities, at NAV, related party	(160,355)	0	0
Changes in operating assets and liabilities:
Receivables from clients, including related parties	(9,646,644)	6,569,798	(7,206,712)
Receivables from broker-dealers and clearing organization	16,465	(1,379,621)	3,935,524
Receivables and contract assets from software licensing and related support services, including related parties	(1,191,837)	(594,567)	(532,981)
Prepaid expenses and other current assets	(2,584,967)	(760,190)	213,282
Other assets	1,761	235,918	(284,194)
Payables to clients, including related parties	8,648,923	(7,893,666)	2,008,708
Payables to broker-dealers and clearing organization	5,462,088	5,103,768	(3,348,732)
Payables of software licensing and related support services, including related party	1,198,483	987,824	158,623
Accrued expenses and other current liabilities	33,003	(153,473)	151,547
Financial instruments owned, at fair value	(2,605,644)	0	0
Other receivables	(1,000,000)	0	0
Operating lease liabilities	(551,583)	(583,251)	(315,227)
Net cash (used in) provided by operating activities	(7,060,432)	359,965	(1,847,147)
Cash flows from investing activities:
Purchase of property and equipment	(323,574)	(13,744)	(262,091)
Purchase of investment in equity securities, at NAV	(1,100,000)	0	0
Advance under convertible promissory note	(777,102)	0	0
Proceeds from disposal of investment in equity securities, at NAV	170,674	0	0
Loan to ST MA Ltd	0	0	(445,893)
Purchase of investments	0	0	(7,501,453)
Net cash used in investing activities	(2,030,002)	(13,744)	(8,209,437)
Cash flows from financing activities:
Proceeds from bank overdrafts	1,540,585	0	0
Repayment of borrowings from a related party	0	(1,800,000)	(1,500,000)
Payment for deferred offering costs	(193,954)	(562,591)	(797,170)
Proceeds from initial public offering, net of underwriting discount and other offering costs	18,234,300	0	0
Proceeds from issuance of ordinary shares	0	5,121,620	0
Repurchase and retirement of ordinary shares	0	0	(6,000,000)
Principal payment for finance lease	(3,070)	(2,908)	(2,298)
Net cash provided by (used in) financing activities	19,577,861	2,756,121	(8,299,468)
Effect of exchange rate changes	(113,481)	145,791	148,996
Net increase (decrease) in cash, cash equivalents, cash segregated under regulatory requirements and restricted cash	10,373,946	3,248,133	(18,207,056)
Cash, cash equivalents, cash segregated under regulatory requirements and restricted cash at the beginning of the year	13,900,319	10,652,186	28,859,242
Cash, cash equivalents, cash segregated under regulatory requirements and restricted cash at the end of the year	24,274,265	13,900,319	10,652,186
Reconciliation of cash, cash equivalents, cash segregated under regulatory requirements and restricted cash
Cash and cash equivalents	10,411,937	7,717,087	4,948,090
Cash segregated under regulatory requirements	13,733,273	6,183,232	5,704,096
Restricted cash	129,055	0	0
Cash, cash equivalents, cash segregated under regulatory requirements and restricted cash at the end of year	24,274,265	13,900,319	10,652,186
Supplemental disclosure of cash flow information:
Income taxes paid	0	0	0
Interest paid	877,530	253,738	158,441
Supplemental schedule of non-cash investing and financing activities
Non-cash settlement of receivable from software licensing and related support services - related party offset against payables to clients - related party	0	(330,580)	0
Obtaining operating right-of-use assets in exchange for operating lease liabilities	1,224,833	0	1,344,906
Non-cash sale of investments settled and offset against amounts due to a related party	0	0	1,982,709
Non-cash sale of investments settled and offset against amounts due to a third party	0	0	1,278,021
Non-cash deferred offering costs against accrued expenses	0	195,421	0
Non-cash deferred offering costs against additional paid in capital	$ 1,058,853	$ 0	$ 0